Shareholders' Equity - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	May 04, 2012	Dec. 31, 2024 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 $ / shares	Apr. 26, 2024 USD ($)	Apr. 26, 2024 MXN ($)	Dec. 31, 2023 USD ($)
Disclosure Of Detailed information Of Share Capital [line items]
Share capital		$ 3,922
Description in classes of shares		four classes of shares (A, B, C and D)
Par value of share | $ / shares				$ 10
Description of voting rights		1 vote per share
Description of shares based on grants outstanding		the affirmative vote of the Argentine Government is required for: (i) mergers; (ii) acquisitions of more than 50% of YPF shares in an agreed or hostile bid; (iii) transfers of all the YPF’s exploitation and exploration rights; (iv) the voluntary dissolution of YPF; (v) change of corporate and/or tax address outside Argentina; or (vi) make an acquisition that would result in the purchaser holding 15% or more of the Company’s capital stock, or 20% or more of the outstanding Class D shares. Items (iii) and (iv) also require prior approval by the Argentine Congress.
Repurchase of own shares issued, shares | shares			1,888,798
Repurchase of own shares issued, value			$ 28
Legal reserves as a percentage of net profit prior year adjustments and transfer from other comprehensive income minimum		5.00%
Maximum percentage of legal reserve		20.00%
Statutory reserve		$ 787
Restricted distribution of retained earnings		70
Distributable retained earnings subject to restriction acquisition cost of treasury shares		28
Distributable retained earnings subject to restriction balance of share premium account		42
Retained earnings		$ 7,146	$ 5,947				$ 4,445
Unappropriated Retained Earnings and Losses [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Retained earnings					$ 1,244	$ 1,003,419
Reserves for Purchase Of Treasury Share [member]
Disclosure Of Detailed information Of Share Capital [line items]
Retained earnings					36	28,745
Reserve of gains and losses from investments in equity instruments [member]
Disclosure Of Detailed information Of Share Capital [line items]
Retained earnings					$ 4,236	$ 3,418,972
Expropation Shares of YPF Owned by Repsol [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Proportion of ownership interests in equity	57.43%
Petersen Energia SAU and Affiliates [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Participation in the capital stock	25.46%
Federal Government [member]
Disclosure Of Detailed information Of Share Capital [line items]
Percentage of shares subject to expropriation	51.00%
State or Province [member]
Disclosure Of Detailed information Of Share Capital [line items]
Percentage of shares subject to expropriation	49.00%
Ordinary shares [member]
Disclosure Of Detailed information Of Share Capital [line items]
Number of shares of common stock | shares		393,312,793
Class A Shares [member]
Disclosure Of Detailed information Of Share Capital [line items]
Common shares outstanding | shares		3,764
Proportion of maximum shares acquired by related party		50.00%
Percentage of voting equity interests acquired		50.00%
Capital Stock [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Proportion of maximum shares acquired by related party		15.00%
Percentage of voting equity interests acquired		15.00%
Class D Shares [Member]
Disclosure Of Detailed information Of Share Capital [line items]
Proportion of maximum shares acquired by related party		20.00%
Percentage of voting equity interests acquired		20.00%